Employee Defined Benefit Plans - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Amount expected to be contribute in next annual reporting period	$ 8.0
Percent of defined benefit obligation was fully covered against changes in interest rates	55.60%	55.20%
Remeasurement (loss) gain on net employee defined benefit plans	$ (0.1)	$ 7.8
Deferred tax (recovery) expense on remeasurement of net employee defined benefit liability		(4.7)
Remeasurement (loss) gain, before tax		$ 3.1
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash	53.00%
Percentage of plans' assets held in annuity policies	47.00%
Weighted average duration of defined benefit obligation	14 years	14 years